UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (160,194)	$ (176,380)
Other comprehensive income:
Net income on qualifying cash flow hedging instruments	1,621	2,606
Other comprehensive income	1,621	2,606
Comprehensive loss	(158,573)	(173,774)
Comprehensive loss attributable to:
Stockholders of Golar LNG Limited	(181,905)	(192,549)
Non-controlling interests	$ 23,332	$ 18,775